Summary of Significant Accounting Policies (Details Textual)	6 Months Ended		12 Months Ended
	Mar. 31, 2015 Customer shares	Mar. 31, 2014 Customer shares	Sep. 30, 2014 Customer shares	Sep. 30, 2013 Customer shares
Summary of Significant Accounting Policies (Textual)
Computation of potentially dilutive securities	33,404,000	52,095,000	47,095,000	56,560,952
Companys revenue, percentage	57.00%	83.00%	82.00%	99.00%
Allowance for accounts receivable percentage	51.00%	97.00%	77.00%	99.00%
Number of customers | Customer	6	8	8	10
Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Computation of potentially dilutive securities	11,889,500	13,489,500	13,489,500	16,516,000
Option [Member]
Summary of Significant Accounting Policies (Textual)
Computation of potentially dilutive securities	21,514,500	30,849,500	26,099,500	34,188,952
Debt [Member]
Summary of Significant Accounting Policies (Textual)
Computation of potentially dilutive securities		3,878,000	3,878,000	3,928,000
Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Computation of potentially dilutive securities		7,756,000	7,756,000	7,856,000